LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES
Schedule of operating lease expense

Year ended
December 31, 2019

Operating lease cost	$49.7
Short-term and variable lease cost	31.6
Total lease cost	$81.3

Schedule of operating lease information

Supplemental cash flow information related to operating leases is as follows:

Year ended
December 31, 2019
Cash paid for amounts included in the measure'ment of lease liabilities:
Operating cash outflows - payments on operating leases	$51.7
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	$157.0

Supplemental balance sheet information related to operating leases is as follows:

		December 31, 2019
Operating lease right-of-use assets	Financial statement line item Other assets	$110.4

Operating lease liabilities	Accrued expenses and other liabilities	35.0
Operating lease liabilities	Other long-term liabilities	78.2
Total lease liabilities		113.2

Weighted average remaining lease terms and discount rates for operating leases are as follows:

	December 31, 2019
Weighted Average Remaining Lease Term	4.5	years
Weighted Average Discount Rate	7.3%

Schedule of Maturities lease liabilities

December 31, 2019
Operating Leases
2020	$43.3
2021	31.6
2022	24.1
2023	18.0
2024	10.6
Thereafter	14.2
Total Lease Payments	141.8
Less: Imputed Interest	(28.6)
Present value of lease liabilities	$113.2

2019	$51.4
2020	37.2
2021	25.4
2022	17.9
2023	12.4
Thereafter	19.2
Total noncancelable long-term leases	$163.5